UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05021

Dreyfus Premier Short-Intermediate Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	03/31
Date of reporting period:	12/31/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS

Dreyfus Short-Intermediate Municipal Bond Fund

December 31, 2016 (Unaudited)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
94.1%	Rate (%)	Date	Amount ($)	Value ($)
Alabama - 1.1%
Alabama Public School and College
Authority,
Capital Improvement Revenue	5.00	1/1/19	5,000,000	5,359,400
Arizona - 3.9%
Arizona School Facilities Board,
COP	5.00	9/1/20	2,500,000	2,774,275
Phoenix Civic Improvement Corporation,
Junior Lien Wastewater System
Revenue	5.00	7/1/18	3,150,000	3,333,078
Phoenix Civic Improvement Corporation,
Junior Lien Wastewater System
Revenue	5.00	7/1/21	3,880,000	4,414,703
Salt River Project Agricultural
Improvement and Power District,
Salt River Project Electric System
Revenue	5.00	1/1/21	5,000,000	5,631,750
Tucson,
Water System Revenue	5.00	7/1/20	3,000,000	3,327,720
				19,481,526
Arkansas - .2%
Arkansas Development Finance Authority,
HR (Washington Regional Medical
Center)	5.00	2/1/20	1,070,000	1,165,187
California - 2.6%
California,
GO (Various Purpose)	5.00	12/1/19	3,105,000	3,416,866
California State Public Works Board,
LR (Judicial Council of California) (New
Stockton Courthouse)	5.00	10/1/19	1,500,000	1,638,465
California State Public Works Board,
LR (Various Capital Projects)	5.00	11/1/21	1,050,000	1,197,756
Los Angeles Harbor Department,
Revenue	5.00	8/1/21	3,400,000	3,847,916
North Natomas Community Facilities
District Number 4,
Special Tax Bonds	5.00	9/1/17	1,430,000	1,462,590
University of California Regents,
General Revenue	5.00	5/15/20	1,500,000	1,671,885
				13,235,478
Colorado - 1.4%
City and County of Denver,
Airport System Subordinate Revenue	5.00	11/15/18	1,180,000	1,250,470
Colorado Educational and Cultural
Facilities Authority,
Revenue (Johnson and Wales University
Project)	5.00	4/1/18	2,000,000	2,084,980

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
94.1% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Colorado - 1.4% (continued)
Platte River Power Authority,
Power Revenue	5.00	6/1/20	3,220,000	3,586,243
				6,921,693
Connecticut - 1.3%
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	4.00	9/1/18	2,750,000	2,871,990
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	8/1/19	1,500,000	1,629,135
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	9/1/21	2,000,000	2,265,780
				6,766,905
District of Columbia - .3%
District of Columbia,
Income Tax Secured Revenue	5.00	12/1/20	1,460,000	1,600,321
Florida - 9.2%
Citizens Property Insurance Corporation,
Coastal Account Senior Secured
Revenue	5.00	6/1/20	5,700,000	6,198,522
Citizens Property Insurance Corporation,
Personal Lines Account/Commercial
Lines Account Senior Secured Revenue	5.00	6/1/19	5,000,000	5,389,000
Citizens Property Insurance Corporation,
Personal Lines Account/Commercial
Lines Account Senior Secured Revenue	5.00	6/1/20	6,950,000	7,644,096
Florida Board of Education,
Public Education Capital Outlay Bonds	5.00	6/1/18	3,425,000	3,616,594
Florida Department of Transportation,
Turnpike Revenue	5.00	7/1/19	3,270,000	3,557,695
Florida Department of Transportation,
Turnpike Revenue	5.00	7/1/20	1,850,000	2,064,101
Greater Orlando Aviation Authority,
Airport Facilities Revenue	5.00	10/1/20	1,000,000	1,105,800
Hillsborough County,
Solid Waste and Resource Recovery
Revenue	5.00	9/1/21	1,240,000	1,384,832
Lee County,
Solid Waste System Revenue	5.00	10/1/21	3,150,000	3,500,690
Lee County,
Transportation Facilities Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	10/1/19	1,200,000	1,306,860
Miami-Dade County,
Aviation Revenue	5.00	10/1/20	3,100,000	3,427,980
Orlando Utilities Commission,
Utility System Revenue	5.00	10/1/21	2,400,000	2,740,584

Long-Term Municipal Investments -	Coupon	Maturity	Principal
94.1% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Florida - 9.2% (continued)
Palm Beach County Health Facilities
Authority,
Retirement Community Revenue (Adult
Communities Total Services, Inc.
Retirement - Life Communities, Inc.
Obligated Group)	5.00	11/15/21	1,500,000	1,652,955
South Florida Water Management District,
COP (Master Lease Purchase
Agreement)	5.00	10/1/20	1,500,000	1,669,050
Tampa,
Capital Improvement Cigarette Tax
Allocation Revenue (H. Lee Moffitt
Cancer Center Project)	4.00	9/1/17	1,055,000	1,074,380
				46,333,139
Georgia - 3.1%
Clarke County Hospital Authority,
RAC (Piedmont Healthcare, Inc. Project)	5.00	7/1/20	1,800,000	1,990,476
Clarke County Hospital Authority,
RAC (Piedmont Healthcare, Inc. Project)	5.00	7/1/21	2,000,000	2,251,620
Gwinnett County School District,
Sales Tax GO	5.00	8/1/20	4,000,000	4,480,240
Main Street Natural Gas, Inc.,
Gas Project Revenue (Guaranty
Agreement; JPMorgan Chase Bank)	5.00	3/15/19	2,000,000	2,120,900
Municipal Electric Authority of Georgia,
Project One Subordinated Bonds	5.00	1/1/19	2,315,000	2,474,272
Municipal Electric Authority of Georgia,
Project One Subordinated Bonds	4.00	1/1/21	2,000,000	2,156,340
				15,473,848
Illinois - 8.8%
Chicago,
Customer Facility Charge Senior Lien
Revenue (Chicago O'Hare International
Airport)	5.00	1/1/18	1,105,000	1,143,907
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/17	4,350,000	4,350,478
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/21	1,795,000	1,988,752
Chicago,
Second Lien Wastewater Transmission
Revenue	5.00	1/1/20	1,985,000	2,132,466
Chicago,
Second Lien Water Revenue	4.25	11/1/18	1,050,000	1,096,484
Chicago,
Second Lien Water Revenue	5.00	11/1/20	1,000,000	1,090,210
Greater Chicago Metropolitan Water
Reclamation District,
GO	5.00	12/1/19	1,700,000	1,861,551
Greater Chicago Metropolitan Water
Reclamation District,
GO	5.00	12/1/20	1,850,000	2,068,430
Illinois,
Sales Tax Revenue (Build Illinois
Bonds)	5.00	6/15/17	5,570,000	5,666,807

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
94.1% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Illinois - 8.8% (continued)
Illinois,
Sales Tax Revenue (Build Illinois
Bonds) (Insured; National Public
Finance Guarantee Corp.)	5.75	6/15/18	2,930,000		3,109,550
Illinois Finance Authority,
Revenue (OFS Healthcare System)	5.00	11/15/20	2,405,000		2,665,341
Illinois Finance Authority,
Revenue (The University of Chicago)	5.00	10/1/20	1,200,000		1,340,316
Illinois Finance Authority,
Revenue (The University of Chicago)	5.00	10/1/20	2,590,000		2,892,849
Metropolitan Pier and Exposition
Authority,
Revenue (McCormick Place Expansion
Project)	5.00	12/15/20	3,675,000		3,921,703
Northern Illinois Municipal Power Agency,
Power Project Revenue (Prairie State
Project)	5.00	12/1/20	1,000,000		1,096,940
Railsplitter Tobacco Settlement Authority,
Tobacco Settlement Revenue	5.00	6/1/18	5,500,000		5,772,305
Springfield,
Senior Lien Electric Revenue	5.00	3/1/20	2,000,000		2,184,420
					44,382,509
Indiana - 1.5%
Indianapolis Local Public Improvement
Bond Bank,
Revenue (Indianapolis Airport
Authority Project)	5.00	1/1/21	3,870,000		4,298,719
Richmond Hospital Authority,
Revenue (Reid Hospital Project)	5.00	1/1/20	1,000,000		1,089,450
Rockport,
PCR (Indiana Michigan Power Company
Project)	1.75	6/1/18	2,000,000		2,004,560
					7,392,729
Kansas - .2%
Kansas Department of Transportation,
Highway Revenue	0.81	9/1/19	1,180,000	[a]	1,168,141
Louisiana - 1.8%
East Baton Rouge Sewerage Commission,
Revenue	5.00	2/1/20	1,000,000		1,096,780
Louisiana Citizens Property Insurance
Corporation,
Assessment Revenue	5.00	6/1/20	3,100,000		3,404,389
Tobacco Settlement Financing Corporation
of Louisiana,
Tobacco Settlement Asset-Backed
Bonds	5.00	5/15/18	4,250,000		4,435,597
					8,936,766
Maryland - 1.1%
Maryland,
GO (State and Local Facilities Loan)	5.25	8/1/20	5,000,000		5,643,750
Michigan - 3.9%
Michigan Building Authority,
Revenue (Facilities Program)	5.00	4/15/20	2,200,000		2,426,468
Michigan Finance Authority,
HR (Henry Ford Health System)	5.00	11/15/21	1,125,000		1,255,489

Long-Term Municipal Investments -	Coupon	Maturity	Principal
94.1% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Michigan - 3.9% (continued)
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Water Supply System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/20	1,000,000	1,099,930
Michigan Finance Authority,
Local Government Loan Program
Revenue (School District of the City of
Detroit State Qualified Unlimited Tax
GO Local Project Bonds)	5.00	5/1/19	4,250,000	4,560,377
Michigan Finance Authority,
Student Loan Revenue	5.00	11/1/19	1,600,000	1,708,160
Michigan Finance Authority,
Unemployment Obligation Assessment
Revenue	5.00	1/1/21	3,000,000	3,248,520
Wayne County Airport Authority,
Airport Revenue (Detroit Metropolitan
Wayne County Airport)	5.00	12/1/19	5,000,000	5,386,300
				19,685,244
Minnesota - .2%
Minneapolis-Saint Paul Metropolitan
Airports Commission,
Subordinate Airport Revenue	5.00	1/1/20	1,100,000	1,204,467
Missouri - 2.1%
Kansas City,
Sanitary Sewer System Improvement
Revenue	4.00	1/1/21	1,000,000	1,088,230
Missouri Development Finance Board,
Infrastructure Facilities Revenue
(Branson Landing Project)	5.00	6/1/20	3,960,000	4,341,031
Missouri Health and Educational Facilities
Authority,
Health Facilities Revenue (Saint Luke's
Health System, Inc.)	5.00	11/15/20	1,070,000	1,184,982
Missouri Joint Municipal Electric Utility
Commission,
Power Project Revenue (Iatan 2
Project)	4.00	1/1/19	1,500,000	1,573,710
Missouri Joint Municipal Electric Utility
Commission,
Power Project Revenue (Prairie State
Project)	5.00	12/1/19	2,335,000	2,552,108
				10,740,061
Nebraska - .7%
Omaha Public Power District,
Electric System Revenue	5.00	2/1/19	3,150,000	3,384,770
Nevada - 3.0%
Clark County,
Limited Tax GO Bond Bank Bonds
(Additionally Secured by Pledged
Revenues)	5.00	11/1/21	3,100,000	3,540,820
Clark County School District,
Limited Tax GO	5.00	6/15/21	3,500,000	3,948,560

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
94.1% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Nevada - 3.0% (continued)
Nevada,
Highway Revenue (Motor Vehicle Fuel
Tax)	4.00	12/1/17	5,000,000		5,138,200
Nevada,
Unemployment Compensation Fund
Special Revenue	5.00	6/1/18	2,500,000		2,588,375
					15,215,955
New Jersey - 3.9%
New Jersey Economic Development
Authority,
Cigarette Tax Revenue	5.00	6/15/17	2,000,000		2,027,420
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.00	6/15/20	1,275,000		1,347,318
New Jersey Educational Facilities
Authority,
Higher Education Facilities Trust Fund
Revenue	5.00	6/15/19	1,980,000		2,073,199
New Jersey Educational Facilities
Authority,
Revenue (Stockton University Issue)	5.00	7/1/21	2,190,000		2,407,095
New Jersey Health Care Facilities Financing
Authority,
Revenue (Atlantic Health System
Hospital Corporation Issue)	5.00	7/1/20	2,000,000		2,207,720
New Jersey Higher Education Student
Assistance Authority,
Senior Student Loan Revenue	5.00	12/1/20	3,000,000		3,229,230
New Jersey Turnpike Authority,
Turnpike Revenue	1.27	1/1/18	2,500,000	[a]	2,499,500
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/19	3,720,000		3,974,411
					19,765,893
New Mexico - 2.3%
Albuquerque,
GO (General Purpose Bonds)	5.00	7/1/20	4,000,000		4,464,360
Albuquerque Bernalillo County Water
Utility Authority,
Senior Lien Joint Water and Sewer
System Revenue	5.00	7/1/20	1,675,000		1,871,880
New Mexico Municipal Energy Acquisition
Authority,
Gas Supply Revenue	0.93	8/1/17	5,395,000	[a]	5,398,399
					11,734,639
New York - 14.4%
Long Island Power Authority,
Electric System General Revenue	1.31	11/1/18	2,500,000	[a]	2,509,775
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/17	1,500,000		1,551,390
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/19	4,330,000		4,731,781
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/20	1,500,000		1,673,490
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/20	1,500,000		1,673,490

Long-Term Municipal Investments -	Coupon	Maturity	Principal
94.1% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 14.4% (continued)
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/21	1,000,000		1,135,180
Nassau County,
GO (General Improvement)	5.00	1/1/20	5,000,000		5,470,250
New York City,
GO	5.00	8/1/18	2,500,000		2,649,650
New York City,
GO	5.00	8/1/19	5,750,000		6,257,207
New York City,
GO	5.00	8/1/20	3,830,000		4,260,032
New York City Industrial Development
Agency,
Senior Airport Facilities Revenue
(Transportation Infrastructure
Properties, LLC Obligated Group)	5.00	7/1/17	2,000,000		2,030,520
New York City Transitional Finance
Authority,
Building Aid Revenue	5.00	7/15/20	1,500,000		1,669,005
New York State Dormitory Authority,
Revenue (State University of New York
Dormitory Facilities)	5.00	7/1/18	1,750,000		1,847,405
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	2/15/19	3,535,000		3,808,220
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	2/15/19	2,500,000		2,693,225
New York State Dormitory Authority,
State Sales Tax Revenue	5.00	3/15/20	4,000,000		4,437,040
New York State Thruway Authority,
General Revenue Junior Indebtedness
Obligations	5.00	5/1/19	3,000,000		3,237,240
New York Transportation Development
Corporation,
Special Facility Revenue (Terminal One
Group Association, L.P. Project)	5.00	1/1/17	5,000,000		5,000,550
New York Transportation Develpoment
Corporation,
Special Facility Revenue (Terminal One
Group Association, L.P. Project)	5.00	1/1/19	5,000,000		5,318,450
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 175th Series)	5.00	12/1/17	2,000,000		2,073,700
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 185th Series)	5.00	9/1/20	3,400,000		3,759,414
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels)	0.76	12/3/19	5,000,000	[a]	4,928,550
					72,715,564
North Carolina - .5%
Charlotte,
Water and Sewer System Revenue	5.00	7/1/20	2,400,000		2,682,984

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
94.1% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Ohio - .3%
Franklin County,
Hospital Facilities Improvement
Revenue (OhioHealth Corporation)	5.00	5/15/21	1,275,000	1,436,198
Oklahoma - .3%
Oklahoma Turnpike Authority,
Oklahoma Turnpike System Second
Senior Revenue	5.00	1/1/21	1,275,000	1,436,096
Pennsylvania - 2.9%
Pennsylvania Economic Development
Financing Authority,
Revenue (University of Pittsburgh
Medical Center)	4.00	3/15/20	1,700,000	1,817,776
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	6/1/21	2,135,000	2,382,852
Philadelphia,
Gas Works Revenue	5.00	8/1/20	4,335,000	4,732,953
Philadelphia,
Gas Works Revenue	5.00	10/1/21	1,200,000	1,323,396
Philadelphia School District,
GO	5.00	9/1/21	4,250,000	4,573,425
				14,830,402
Rhode Island - .9%
Rhode Island Health and Educational
Building Corporation,
Hospital Financing Revenue (Lifespan
Obligation Group Issue)	5.00	5/15/21	2,250,000	2,458,305
Tobacco Settlement Financing Corporation
of Rhode Island,
Tobacco Settlement Asset-Backed
Bonds	5.00	6/1/20	2,020,000	2,184,347
				4,642,652
Tennessee - 1.8%
Metropolitan Government of Nashville and
Davidson County,
GO	5.00	7/1/20	1,920,000	2,140,819
Tennessee Energy Acquisition Corporation,
Gas Project Revenue	5.25	9/1/21	2,000,000	2,221,320
Tennessee Energy Acquisition Corporation,
Gas Project Revenue (Guaranteed
Agreement; Goldman Sachs Group, Inc.)	5.00	2/1/21	2,905,000	3,160,611
Tennessee State School Bond Authority,
Higher Educational Facilities Second
Program Bonds	5.00	11/1/19	1,350,000	1,481,328
				9,004,078
Texas - 12.9%
Arlington Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	5.00	2/15/19	1,295,000	1,394,378
Central Texas Regional Mobility Authority,
Senior Lien Revenue	5.00	1/1/21	1,000,000	1,097,860
Dallas and Fort Worth,
Joint Revenue (Dallas/Fort Worth
International Airport)	5.00	11/1/18	1,000,000	1,063,310

Long-Term Municipal Investments -	Coupon	Maturity	Principal
94.1% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas - 12.9% (continued)
Dallas County,
Combination Tax and Parking Garage
Revenue Certificates of Obligation	5.00	8/15/20	5,000,000		5,594,050
Dickinson Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/20	3,260,000		3,597,834
Harris County-Houston Sports Authority,
Senior Lien Revenue	5.00	11/15/19	1,500,000		1,637,415
Houston,
Combined Utility System First Lien
Revenue	5.00	11/15/19	1,380,000		1,514,481
Houston,
Combined Utility System First Lien
Revenue	1.62	5/1/20	5,000,000	[a]	4,980,650
Houston,
Public Improvement GO	5.00	3/1/18	5,000,000		5,225,900
Houston,
Public Improvement GO	5.00	3/1/20	2,800,000		3,093,944
Houston Convention and Entertainment
Facilities Department,
Hotel Occupancy Tax and Special
Revenue	5.00	9/1/20	1,000,000		1,107,830
Love Field Airport Modernization
Corporation,
General Airport Revenue	5.00	11/1/20	1,000,000		1,104,360
Lower Colorado River Authority,
Transmission Contract Revenue (Lower
Colorado River Authority Transmission
Services Corporation Project)	4.00	5/15/20	1,000,000		1,071,390
Lower Colorado River Authority,
Transmission Contract Revenue (Lower
Colorado River Authority Transmission
Services Corporation Project)	5.00	5/15/20	1,075,000		1,186,789
North Texas Tollway Authority,
First Tier System Revenue	5.00	1/1/20	2,000,000		2,188,720
North Texas Tollway Authority,
First Tier System Revenue	5.00	1/1/21	1,000,000		1,116,890
North Texas Tollway Authority,
Second Tier System Revenue	5.00	1/1/20	1,025,000		1,117,947
Plano Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/21	2,040,000		2,299,243
Rockwall,
Improvement GO	5.00	8/1/20	4,695,000		5,211,779
San Antonio,
Electric and Gas Systems Junior Lien
Revenue	5.00	2/1/20	6,000,000		6,617,520
San Antonio,
Water System Junior Lien Revenue	5.00	5/15/19	1,000,000		1,082,830
Texas,
GO (College Student Loan Bonds)	5.00	8/1/21	4,115,000		4,655,176
Texas Transportation Commission,
State Highway Fund First Tier Revenue	5.00	10/1/20	3,000,000		3,368,820
Texas Transportation Commission,
State Highway Fund First Tier Revenue	5.00	10/1/21	2,000,000		2,293,620

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
94.1% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Texas - 12.9% (continued)
Waco,
Combination Tax and Revenue
Certificates of Obligation	5.00	2/1/20	1,500,000	1,650,555
				65,273,291
Utah - .4%
Intermountain Power Agency,
Subordinated Power Supply Revenue	5.00	7/1/19	2,000,000	2,165,140
Virginia - 1.7%
Fairfax County Industrial Development
Authority,
Health Care Revenue (Inova Health
System Project)	5.00	5/15/21	1,000,000	1,126,430
Richmond,
Public Utility Revenue	5.00	1/15/20	6,900,000	7,603,524
				8,729,954
Washington - 4.3%
Energy Northwest,
Electric Revenue (Columbia Generating
Station)	5.00	7/1/18	5,000,000	5,290,600
King County School District,
GO (Bellevue School District Number
405)	5.00	12/1/21	1,550,000	1,778,656
Port of Seattle,
Intermediate Lien Revenue	5.00	4/1/20	3,000,000	3,290,910
Seattle,
Municipal Light and Power Revenue	5.00	4/1/20	2,000,000	2,215,320
Seattle,
Water System Improvement Revenue	5.00	5/1/20	2,500,000	2,777,600
Tobacco Settlement Authority of
Washington,
Tobacco Settlement Revenue	5.00	6/1/18	3,650,000	3,829,762
Washington,
GO (Various Purpose)	5.00	7/1/20	2,465,000	2,747,612
				21,930,460
Wisconsin - 1.1%
Public Finance Authority of Wisconsin,
Lease Development Revenue (KU
Campus Development Corporation -
Central District Development Project)	5.00	3/1/20	2,000,000	2,189,140
Wisconsin,
GO	5.00	5/1/19	3,000,000	3,250,710
				5,439,850

Total Investments (cost $479,522,021)			94.1%	475,879,090
Cash and Receivables (Net)			5.9%	29,789,305
Net Assets			100.0%	505,668,395

a Variable rate security—rate shown is the interest rate in effect at period end.

STATEMENT OF INVESTMENTS
Dreyfus Short-Intermediate Municipal Bond Fund
December 31, 2016 (Unaudited)

The following is a summary of the inputs used as of December 31, 2016 in valuing the fund’s investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:

Municipal Bonds†	-	475,879,090	-	475,879,090

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative
GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.
Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service
(the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).
Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.
All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At December 31, 2016, accumulated net unrealized depreciation on investments was
$3,642,931, consisting of $508,095 gross unrealized appreciation and $4,151,026 gross unrealized depreciation.

At December 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of
Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Short-Intermediate Municipal Bond Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 14, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 14, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    February 14, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)